Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 5,345,877	$ 4,911,736
Available For Sale Securities	5,294,800	5,084,201
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,178	6,507
Available For Sale Securities	4,116	7,406
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	25,440
Available For Sale Securities	25,503
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,150,845
Available For Sale Securities	1,142,569
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	645,744
Available For Sale Securities	624,889
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,520,670
Available For Sale Securities	3,497,723
Subtotal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,342,699
Available For Sale Securities	$ 5,290,684